Schedule of investments
Macquarie Value Fund	August 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.17%♣
Communication Services — 10.36%
Alphabet Class A	382,200	$ 81,374,202
Electronic Arts	429,567	73,864,046
Walt Disney	585,890	69,357,658
		224,595,906
Consumer Discretionary — 8.18%
Genuine Parts	378,997	52,805,652
Lowe's	276,606	71,380,945
NIKE Class B	685,725	53,054,543
		177,241,140
Consumer Staples — 4.73%
Hershey	288,004	52,920,735
Kenvue	2,394,200	49,583,882
		102,504,617
Energy — 5.59%
Chevron	336,426	54,030,016
Exxon Mobil	586,200	66,996,798
		121,026,814
Financials — 21.48%
Allstate	296,457	60,314,177
Bank of America	1,472,200	74,699,428
Charles Schwab	781,800	74,927,712
Fidelity National Information Services	809,524	56,512,870
Marsh & McLennan	326,700	67,238,127
Travelers	229,333	62,266,203
Truist Financial	1,485,764	69,563,470
		465,521,987
Healthcare — 12.11%
Cigna Group	196,901	59,241,604
Johnson & Johnson	375,284	66,489,066
Merck & Co.	797,142	67,055,585
Thermo Fisher Scientific	141,320	69,631,191
		262,417,446
Industrials — 12.25%
CSX	2,125,800	69,109,758
Dover	370,085	66,193,403
Jacobs Solutions	439,091	64,208,277
Northrop Grumman	111,932	66,044,357
		265,555,795
NQ- 456 [0825] 1025 (4881848)    1

Schedule of investments
Macquarie Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology — 11.91%
Analog Devices	292,993	$ 73,632,071
CDW	314,300	51,784,068
Cisco Systems	1,006,493	69,538,601
Teledyne Technologies †	117,154	63,048,768
		258,003,508
Materials — 3.29%
DuPont de Nemours	925,645	71,200,613
		71,200,613
Real Estate — 6.10%
Equity Residential	946,946	62,612,070
Prologis	612,100	69,644,738
		132,256,808
Utilities — 3.17%
Duke Energy	561,178	68,738,693
		68,738,693
Total Common Stocks (cost $1,610,236,806)		2,149,063,327

Short-Term Investments — 0.78%
Money Market Mutual Funds — 0.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.18%)	4,209,984	4,209,984
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.21%)	4,209,984	4,209,984
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.26%)	4,209,984	4,209,984
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.19%)	4,209,984	4,209,984
Total Short-Term Investments (cost $16,839,936)		16,839,936
Total Value of Securities—99.95% (cost $1,627,076,742)		2,165,903,263

Receivables and Other Assets Net of Liabilities—0.05%		1,083,498
Net Assets Applicable to 149,229,015 Shares Outstanding—100.00%		$2,166,986,761
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
2    NQ- 456 [0825] 1025 (4881848)